Share capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025 CAD ($) Shares shares	Jul. 31, 2024 CAD ($) Shares shares	Jul. 31, 2025 CAD ($) Shares shares	Jul. 31, 2024 CAD ($) Shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 59,007
Balance at end of period	$ 62,876	$ 57,783	$ 62,876	$ 57,783
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	934,230,189	943,002,419	942,294,598	931,098,941
Balance at beginning of period	$ 16,929	$ 16,813	$ 17,011	$ 16,082
Equity-settled share-based compensation plans, Number of shares | Shares	786,626	204,180	2,191,152	897,057
Shareholder investment plan, Number of shares | shares		651,277	629	10,462,890
Employee share purchase plan, Number of shares | shares		688,578		2,146,385
Number of shares issued, Number of shares | shares	935,016,815	944,546,454	944,486,379	944,605,273
Purchase of common shares for cancellation, Number of shares | shares	(5,500,000)		(15,000,000)
Treasury shares, Number of shares | shares	(66,124)	43,463	(35,688)	(15,356)
Equity-settled share-based compensation plans	$ 46	$ 12	$ 132	$ 49
Shareholder investment plan, Amount		45		652
Employee share purchase plan, Amount		46		136
Number of shares issued, Amount	16,975	16,916	17,143	16,919
Purchase of common shares for cancellation, Amount	(100)		(272)
Treasury shares, Amount	(8)	3	(4)
Balance at end of period	$ 16,867	$ 16,919	$ 16,867	$ 16,919
Ending balance, Number of shares | shares	929,450,691	944,589,917	929,450,691	944,589,917